Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

A Portfolio of Federated Fixed Income Securities, Inc.

10TH ANNUAL REPORT

November 30, 2001

Established 1991

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Fellow Shareholder:

Federated Limited Term Fund was created in 1991, and I am pleased to present its 10th Annual Report. As of November 30, 2001, the fund had net assets of $445.1 million. This is a 265% increase over its $122.1 million in net assets one year earlier.

The fund's significant increase in assets is attributable to two things--its performance was excellent over the past year, and high-quality, short-term bond funds are more attractive to investors during periods of economic downturn when interest rates decline. Indeed, over the reporting period the Federal Reserve Board (the "Fed") cut interest rates ten times.

The fund invests in selected short-term bonds including asset-backed securities issued by banks, mortgage-backed securities and U.S. Treasury notes. Over 70% of the fund's issues are rated A or better, and these issues have average maturities of two to three years that provide the potential for generous current income. The fund holds securities with maturities between money market funds (i.e., 40-60 days) and government issues (i.e., 1-3 years), and as a result, shareholders can generally expect higher income than money market fund instruments1 and lower income than longer term government bond funds.

This report covers the 12-month reporting period from December 1, 2000 through November 30, 2001. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

1 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

On November 30, 2001, the fund's 30-day SEC yields at net asset value were 4.51% for Class A Shares and 4.80% for Class F Shares.2

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Increase
Class A Shares	8.18%	$0.534	$9.30 to $9.51 = 2.26%
Class F Shares	8.32%	$0.546	$9.30 to $9.51 = 2.26%

Thank you for participating in Federated Limited Term Fund as a way to pursue a competitive income stream in all types of bond market environments. Remember, reinvesting your monthly dividends is a convenient way to build your account and help your money grow through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2002

2 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price on that date. The figure is compounded and annualized. The 30-day SEC yield at offering price for Class A and Class F Shares was 4.46% and 4.75%, respectively.

3 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and Class F Shares were 7.14% and 6.29%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Randall S. Bauer

Vice President

Federated Investment
Management
Company

Investment Review

During the fund's fiscal year ended November 30, 2001, the Fed lowered interest rates ten times, the economy moved into a recession, and our country was attacked by terrorists. What influence did all of this have on the general bond market and on short-term bonds in particular?

Until November 30, 2001, market yield levels experienced a steady decline, particularly at the short end of the yield curve. At the two-year point (representative of the area of the yield curve where the fund invests), yields fell by 275 basis points, beginning the fund's reporting period at 5.60% and finishing around 2.85%. Clear signs of economic slowdown had already begun to emerge prior to November 30, 2001 providing the Fed with the foundation for enacting a round of monetary easings not seen since the early 1980s. Short-term market yields followed suit as the economy continued to stumble. Shortly before the end of November 2001, the tragic events of September 11 provided a strong coda to the decline.

How did the fund perform in terms of total return and income?

The performance for shareholders was excellent. For the fiscal year ended November 30, 2001, the fund's Class A Shares produced a total return of 8.18%, based on net asset value, and paid monthly dividends totaling $0.534 per share.1 The fund's Class F Shares produced a total return of 8.32%, based on net asset value, and paid monthly dividends totaling $0.546 per share. The fund slightly underperformed the 8.54% average return of its peers in the Lipper Short-Term Investment Grade Debt Funds category.1 The 30-day SEC yields for Class A and F Shares were 4.46% and 4.75%, respectively, on November 30, 2001.2 There were no capital gains distributions to shareholders during the reporting period.

This fund is a short step out the yield curve from a money market fund. Did it deliver more income over the reporting period than the average money market fund?

Yes, it did. The current steepness of the yield curve, coupled with a weak economic situation, means that investors are being rewarded for taking on incremental interest rate risk. In such an environment, short duration3 investments like Federated Limited Term Fund can be an attractive option between the extremely low yields available on most cash alternatives, such as money market funds, and the volatile world of higher risk investments like equities.

1 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the category indicated. Lipper figures do not reflect sales charges.

2 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

What significant changes did you make during the year in duration, sector allocation and credit quality?

The fund's credit quality was upgraded modestly during the reporting period under review. As of November 30, 2001, 60% of fund assets were deployed in AAA-rated securities versus only 46% a year ago, while both AA-rated and A-rated assets declined from 10% to 5% of the portfolio. BBB-rated assets remained approximately unchanged (23% at period end versus 22% at December 1, 2000) and non-investment grade assets fell from 12% of the portfolio 12 months ago to under 7% at the reporting period end.

Marginal assets in the fund are generally being deployed in a combination of AAA-rated asset-backed securities (ABS) and selected corporate credits (currently 21% of the fund's net assets). AAA-rated ABS have had a good year so far in 2001, exhibiting steady performance in an otherwise volatile market. Treasury and agency exposure remains just over 5% of the fund's net assets. Mortgage-backed securities (MBS) exposure is currently around 15% of the portfolio, with the lion's share of that exposure in non-agency issues. Asset-backed securities currently comprise over half of the portfolio, with approximately two-thirds of those rated AAA. Subordinate ABS exposure, which represents a leveraged play on the consumer, has been reduced through a combination of paydowns, upgrades and sales, and will be maintained at a lower level with securities in shorter maturities for the foreseeable future.

With regard to the fund's interest rate sensitivity, the fund's 1.68 year duration is positioned inside that of the Merrill Lynch 1-3 Year Corporate Index's5 duration of 1.80 years.

5 Merrill Lynch 1-3 Year Corporate Index is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

What were the fund's top five holdings as of November 30, 2001?

Name/Coupon/Maturity	Percentage of Net Assets
US Treasury Note, 3.625%, 7/15/2002	3.3%
Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	2.1%
Conseco HEL Trust 2001-D, Class A 10, 8.80%, 11/15/2032	1.5%
FNMA, 5.50%, 1/1/2014	1.5%
Washington Mutual, 2001-AR4, Class A2, 3.963% 12/25/2031	1.4%
TOTAL	9.8%

What is your outlook for the economy, short-term interest rates, and the short-term bond market as we enter 2002?

At this writing, the Fed is still talking about further monetary easing despite a Federal Funds Target Rate not seen since the Eisenhower administration. On the other hand, there has already been a liberal degree of monetary stimulus applied in the past year, with plenty of fiscal stimulus likely to follow the events of September 11. Such action portends a recovery sometime in 2002, and in the final three weeks of the fund's fiscal year, a rather sharp reversal of the downward trend in interest rates began to reflect that scenario. The economy lately appears to be showing signs of life. Equity prices are up, oil prices have fallen considerably, and the index of leading economic indicators has now risen four times in the past six months.

Lest one think that all is well with the economy, however, it must be remembered that there are still many job losses which will find their way into the system. This will no doubt dampen personal consumption (which represents two-thirds of U.S. economic output) in the coming months. Furthermore, uncertainty about the future may have a further effect on consumption, as families decide to cut back on expenditures they might have made only six months ago. What happens to short-term interest rates from here is clearly dependent on the speed and degree at which the U.S. economy recovers from its current level. And even if the low in interest rates for this cycle is now past us (which appears likely), it does not mean that short-term bond funds will have no place in an investor's portfolio. With money market yields likely to remain low for some time, the potential income advantage provided by short-term bond products may still bode well for fixed-income allocation into 2002.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $10,000 in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $17,020 on 11/30/01. You would have earned a 5.53%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 12/31/01, the Class A Shares' average annual 1-year, 5-year, and since inception (1/14/92) total returns were 6.10%, 5.21% and 5.49%, respectively. As of 12/31/01, Class F Shares' average annual 1-year, 5-year, and since inception (9/1/93) total returns were 5.25%, 5.32%, and 5.16%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 9 years (reinvesting all dividends and capital gains) grew to $13,392.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $10,000 but your account would have reached a total value of $13,3921 by 11/30/01. You would have earned an average annual total return of 5.40%.2

A practical investment plan helps you pursue income by investing in short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

2 Total return represents the change in the value of an investment after investing all income and capital gains and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Limited Term Fund -- Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class A Shares) (the "Fund") from January 14, 1992 (start of performance) to November 30, 2001 compared to the Merrill Lynch 1-3 Year Corporate Index (ML1-3C)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2001
1 Year	7.14%
5 Years	5.22%
Start of Performance (1/14/1992)	5.53%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3C is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch & Co., Inc. The ML1-3C is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. Lipper figures do not reflect any sale charges.

4 Total returns quoted reflect all applicable sales charges.

Federated Limited Term Fund -- Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class F Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2001 compared to the Merrill Lynch 1-3 Year Corporate Index (ML1-3C)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2001
1 Year	6.29%
5 Years	5.33%
Start of Performance (9/1/1993)	5.20%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be imposed on any redemptions less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3C is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch & Co., Inc. The ML1-3C is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. Lipper figures do not reflect any sale charges.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2001

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.2%
		Government Agency--0.2%
$365,606	[1]	FHLMC, ARM 6.746%, 12/1/2018	$373,323
336,829	[1]	FHLMC, ARM 7.447%, 9/1/2019	349,521
135,018	[1]	FNMA, ARM 8.373%, 12/1/2020	139,753
65,078	[1]	FNMA, ARM 8.400%, 11/1/2017	67,438

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $920,910)	930,035

		ASSET-BACKED SECURITIES--50.6%
		Automobile--14.8%
5,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	5,018,200
2,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	2,071,720
3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	3,085,556
598,307		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	603,548
1,700,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	1,729,291
2,500,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	2,553,525
3,000,000	[1]	Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	2,979,499
3,000,000		Daimler Chrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,112,170
5,000,000		Daimler Chrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	5,078,650
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,082,851
4,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	4,004,400
5,000,000	[2,3]	Hyundai Auto Receivables Trust 2001-A, Class A3, 4.47%, 3/15/2006	5,063,900
2,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,043,200
3,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-A, Class A3, 5.198%, 3/13/2006	3,062,820
4,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	4,684,815
2,669,500		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	2,874,698
2,500,000		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	2,564,917
497,661		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	520,842
3,540,223		Mellon Auto Grantor Trust 2000-2, Class B, 6.67%, 7/15/2007	3,705,940
5,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	5,081,552
358,673	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	366,277
345,366	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	352,377
260,923		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	267,998

		TOTAL	65,908,746

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--6.2%
$841,377	[2]	Credit Card Merchant Voucher Receivables Master Trust 1996-A, Class A1, 6.25%, 12/1/2003	$838,222
5,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	5,194,950
2,500,000	[1]	First Consumers Master Trust 2001-A, Class B, 3.18%, 9/15/2008	2,500,700
2,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	2,491,150
3,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	3,108,120
3,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	2,992,696
4,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	4,235,000
1,250,000		MBNA Master Credit Card Trust II 1997-F, Class A, 6.60%, 11/15/2004	1,278,288
1,000,000		MBNA Master Credit Card Trust II 2000-A, Class A, 7.35%, 7/16/2007	1,096,530
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,623,060
2,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	2,050,240

		TOTAL	27,408,956

		Home Equity Loan--19.6%
40,000,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	4,268,800
2,731,529	[1]	Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	2,714,457
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	3,083,730
1,000,000	[1]	Chase Funding Mortgage Loan 1999-1, Class IIB, 4.85%, 6/25/2028	1,002,980
20,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2001-3, Class 1AIO, 6.00%, 9/25/2002	900,000
72,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2001-3, Class 2AIO, 6.00%, 9/25/2002	3,262,500
565,854		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	579,342
3,055,000		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	3,151,621
48,500,000		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	6,744,410
4,000,000		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	4,257,960
221,475		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	227,838
26,000,000		Equity One ABS, Inc. 2001-3, Class AIO, 5.00%, 11/25/2003	2,881,008
3,000,000	[2]	First Franklin Nim Trust 2001-FF2, 8.35%, 11/25/2031	3,000,000
1,728,839	[1,2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	1,728,839
4,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	4,215,160
5,060,763		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	5,280,704
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$765,570		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	$779,175
2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,116,740
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,171,260
244,168		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	253,939
638,525		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	649,699
3,425,000	[1]	Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	3,538,025
1,300,000	[1]	Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	1,337,583
18,038,000		Irwin Home Equity 2001-2, Class AIO, 10.00%, 3/25/2004	3,790,866
3,500,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	3,474,981
3,562,946	[2]	Long Beach Asset Holdings Corp. 2001-3, 7.87%, 9/25/2031	3,556,283
2,000,000	[1]	ABSC Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 3.204%, 6/21/2030	2,006,505
1,972,778		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	2,078,539
908,487	[1]	Merrill Lynch Mortgage Investors, Inc. 1993-C, Class A4, 3.50%, 3/15/2018	913,547
799,250	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	719,325
366,534	[2]	New Century Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	338,817
692,111	[2]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.67%, 12/26/2029	695,571
2,438,446	[2]	Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	2,435,398
1,962,079	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,868,880
599,458	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 2.36%, 7/25/2030	601,622
50,000,000		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	5,281,500
2,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	2,041,275
80,522		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	80,467

		TOTAL	87,029,346

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--3.5%
$652,874		Green Tree Financial Corp. 1993-3, Class A6, 6.10%, 10/15/2018	$660,661
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	751,426
1,250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,245,287
2,990,227		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	3,112,051
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	2,252,883
1,102,459		Green Tree Financial Corp. 1998-2, Class A5, 6.24%, 11/1/2016	1,130,960
4,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	4,101,130
2,000,000	[2]	Merit Securities Corp. 12-1, Class 1B, 7.98%, 7/28/2033	1,956,880
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.82%, 6/7/2016	496,134

		TOTAL	15,707,412

		Marine Receivable--0.3%
1,523,389		CIT Marine Trust 1999-A, Class A2, 5.80%, 4/15/2010	1,534,951

		Other--4.4%
154,915	[2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	127,030
5,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	5,072,933
545,640		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	557,614
3,050,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	3,127,651
45,000,000		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	3,909,600
1,000,000	[1,2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.56%, 8/15/2025	950,000
2,921,497	[2]	FMAC Loan Receivables Trust 1997-A, Class AX, 2.56%, 4/15/2019	186,245
1,651,054	[2]	Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,714,768
2,500,000	[1]	Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,555,725
1,250,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,300,150

		TOTAL	19,501,716

		Utilities--1.9%
1,300,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	1,346,865
1,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,055,690
576,709		Peco Energy Transition Trust 1999-A, Class A2, 5.63%, 3/1/2005	590,239
5,000,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	5,233,750

		TOTAL	8,226,544

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $224,112,363)	225,317,671

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.7%
		Commercial Mortgage--0.0%
$3,620,922		First Union-Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.17%, 4/18/2029	$178,910

		Government Agency--1.4%
4,434,344		FNMA (Series 302), Class 2, 6.00%, 6/1/2029	1,068,367
4,975,979		FNMA (Series 1998-73), Class A, 6.50%, 1/25/2029	5,111,624

		TOTAL	6,179,991

		Whole Loan--11.2%
825,250	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	699,919
924,238		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	971,088
693,269		Citicorp Mortgage Securities, Inc., 1992-18, Class A-1, 6.735%, 11/25/2022	688,931
280,938	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	214,917
654,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	664,059
3,000,000	[1,2]	Harwood Street Funding I, LLC, 2001-1A, 2.23%, 9/20/2004	3,000,000
2,711,209		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	2,773,526
2,680,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,738,839
1,535,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.60359%, 10/25/2028	1,551,793
535,000	[1,2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60359%, 10/25/2028	432,178
869,971		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	885,068
555,516		Norwest Asset Securities Corp. 1998-6, Class A9, 6.90%, 4/25/2028	555,308
4,560,541		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	4,791,624
2,536,063		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	2,586,214
728,645	[1,2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.8208%, 10/26/2023	576,315
2,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	2,013,780
9,224,309		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	9,467,738
2,263,161		Residential Funding Mortgage Securities I, Inc.1996-S1, Class A11, 7.10%, 1/25/2026	2,331,644
472,183		Residential Funding Mortgage Securities I, Inc. 1996-S25, Class M3, 7.75%, 12/25/2026	503,083
2,250,000		Residential Funding Mortgage Securities I, Inc. 1997-S17, Class A14, 7.00%, 11/25/2027	2,335,511
1,047,636	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.2072%, 1/28/2025	826,648
596,942		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	614,671
2,500,000	[1]	Washington Mutual 2001-AR2, Class A2, 4.517%, 11/25/2031	2,495,700
6,400,000	[1]	Washington Mutual 2001-AR4, Class A2, 3.963%, 12/25/2031	6,286,016

		TOTAL	50,004,570

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $56,205,917)	56,363,471

Principal Amount			Value
		CORPORATE BONDS--16.7%
		Automotive--0.6%
$1,000,000	[2,3]	Dana Credit Corp., Note, 7.25%, 12/16/2002	$981,250
1,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	1,546,065

		TOTAL	2,527,315

		Banking--0.9%
3,000,000	[1]	J.P. Morgan Chase & Co., Sub. Note, 5.375%, 12/5/2009	3,041,028
1,000,000		Wells Fargo & Co., Note, 6.50%, 9/3/2002	1,031,310

		TOTAL	4,072,338

		Beverage & Tobacco--0.2%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,079,100

		Broadcast Radio & TV--1.3%
3,650,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	3,789,832
2,000,000	[1]	Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	2,001,240

		TOTAL	5,791,072

		Building & Development--0.7%
3,000,000	[1]	Centex Corp., Floating Rate Note, 4.14%, 10/22/2002	3,004,320

		Ecological Services & Equipment--0.4%
2,000,000		Waste Management, Inc., Note, 6.625%, 7/15/2002	2,037,300

		Finance - Automotive--1.3%
1,500,000		Daimler Chrysler AG, 7.75%, 6/15/2005	1,594,530
2,000,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	2,064,820
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,045,620

		TOTAL	5,704,970

		Financial Intermediaries--0.6%
2,500,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	2,680,525

		Food & Drug Retailers--2.2%
2,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	2,109,960
1,500,000		Great Atlantic & Pacific Tea Co., Inc., Global Bond Deb., 7.70%, 1/15/2004	1,567,500
4,000,000		Meyer (Fred), Inc., Company Guarantee, 7.375%, 3/1/2005	4,268,600
1,975,000		Safeway, Inc., 6.15%, 3/1/2006	2,045,626

		TOTAL	9,991,686

		Forest Products--0.7%
2,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	2,045,700
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,037,680

		TOTAL	3,083,380

Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--0.2%
$750,000	[1]	HSB Capital I, Company Guarantee, 3.34%, 7/15/2027	$707,610

		Oil & Gas--1.4%
3,000,000		Conoco, Funding Co., 5.45%, 10/15/2006	3,023,970
3,000,000	[2,3]	WCG Note Trust, Secd. Note, 8.25%, 3/15/2004	3,087,840

		TOTAL	6,111,810

		Printing & Publishing--0.7%
3,000,000		News America Holdings, Inc., Sr. Note, 8.625%, 2/1/2003	3,177,570

		Real Estate--0.7%
3,000,000		EOP Operating LP, 7.375%, 11/15/2003	3,185,040

		Retailers--0.3%
1,350,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,350,000

		Telecommunications & Cellular--3.3%
2,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,070,460
5,000,000		Intermedia Communications, Inc., Sr. Sub. Note, Series B, 12.25%, 3/1/2009	4,400,000
1,250,000	[2,3]	Qwest Capital Funding, 5.875%, 8/3/2004	1,255,988
4,860,000		Sprint Capital Corp., 5.875% - 7.625%, 6/10/2002 - 5/1/2004	4,959,272
2,000,000		U.S. West Communications, Inc. Note, 7.20%, 11/1/2004	2,061,060

		TOTAL	14,746,780

		Utilities--1.2%
2,000,000	[1]	Indiana Michigan Power Co., 4.0875%, 9/3/2002	2,002,560
3,000,000		Fideicomoso Petacalco Topolo, Note, 8.125%, 12/15/2003	3,250,875

		TOTAL	5,253,435

		TOTAL CORPORATE BONDS (IDENTIFIED COST $73,705,638)	74,504,251

		MORTGAGE BACKED SECURITIES--2.6%
		Government Agency--2.6%
239,921		FHLMC, 6.00%, 4/1/2003	241,401
4,000,000		FNMA, 5.125%, 2/13/2004	4,154,880
6,724,312		FNMA, 5.50%, 1/1/2014	6,741,122
408,715		GNMA, 8.50%, 8/15/2026	436,177

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $11,421,131)	11,573,580

Principal Amount or Shares			Value
		U.S. TREASURY NOTES--5.6%
$5,000,000		3.50%, 11/15/2006	$4,877,250
14,438,190		3.625% 7/15/2002	14,579,107
3,000,000		4.75%, 1/31/2003	3,092,040
2,000,000		5.75%, 11/15/2005	2,138,260

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $24,569,074)	24,686,657

		MUTUAL FUNDS--11.1%
31,845,275		Prime Value Obligations Fund, IS Shares	31,845,275
2,681,381		High Yield Bond Portfolio	17,697,109

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $50,861,413)	49,542,384

		TOTAL INVESTMENTS (IDENTIFIED COST $441,796,446)[4]	$442,918,049

1 Denotes variable rate securities, which show current rate and final maturity date.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2001, these securities amounted to $44,271,687 which represents 9.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $17,686,798 which represents 4.0% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $441,806,483. The net unrealized appreciation of investments on a federal tax basis amounts to $1,111,566 which is comprised of $5,487,136 appreciation and $4,375,570 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($445,147,458) at November 30, 2001.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $441,796,446)		$442,918,049
Income receivable		3,377,559
Receivable for investments sold		930,000
Receivable for shares sold		12,828,605
Receivable for daily variation margin		79,748

TOTAL ASSETS		460,133,961

Liabilities:
Payable for investments purchased	$3,000,000
Payable to bank	3,476,589
Payable for shares redeemed	7,847,795
Income distribution payable	325,554
Accrued expenses	336,565

TOTAL LIABILITIES		14,986,503

Net assets for 46,816,990 shares outstanding		$445,147,458

Net Assets Consist of:
Paid in capital		$461,899,252
Net unrealized appreciation of investments and futures contracts		1,126,603
Accumulated net realized loss on investments and futures contracts		(17,558,406)
Distributions in excess of net investment income		(319,991)

TOTAL NET ASSETS		$445,147,458

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($432,538,865 ÷ 45,490,654 shares outstanding)		$9.51

Offering price per share (100/99.00 of $9.51)[1]		$9.61

Redemption proceeds per share		$9.51

Class F Shares:
Net asset value per share ($12,608,593 ÷ 1,326,336 shares outstanding)		$9.51

Offering price per share (100/99.00 of $9.51)[1]		$9.61

Redemption proceeds per share (99.00/100 of $9.51)[1]		$9.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:
Dividends			$886,708
Interest			13,190,246

TOTAL INCOME			14,076,954

Expenses:
Investment adviser fee		$875,192
Administrative personnel and services fee		164,720
Custodian fees		28,144
Transfer and dividend disbursing agent fees and expenses		135,106
Directors'/Trustees' fees		4,292
Auditing fees		13,544
Legal fees		5,512
Portfolio accounting fees		76,867
Distribution services fee--Class A Shares		1,048,034
Distribution services fee--Class F Shares		13,787
Shareholder services fee--Class A Shares		524,017
Shareholder services fee--Class F Shares		22,978
Share registration costs		99,464
Printing and postage		31,281
Insurance premiums		750
Taxes		18,729
Miscellaneous		2,730

TOTAL EXPENSES		3,065,147

Waivers and Reimbursement:
Waiver of distribution services fee--Class A Shares	$(498,703)
Waiver of distribution services fee--Class F Shares	(4,596)
Reimbursement of investment adviser fee	(1,098)

TOTAL WAIVERS AND REIMBURSEMENT		(504,397)

Net expenses			2,560,750

Net investment income			11,516,204

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,847,089)
Net realized loss on futures contracts			(155,252)
Net change in unrealized depreciation of investments and futures contracts			4,744,821

Net realized and unrealized gain on investments and futures contracts			2,742,480

Change in net assets resulting from operations			$14,258,684

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,516,204	$8,405,416
Net realized loss on investments and futures contracts	(2,002,341)	(1,721,963)
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,744,821	(113,126)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,258,684	6,570,327

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,160,095)	(8,055,355)
Class F Shares	(520,892)	(597,416)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,680,987)	(8,652,771)

Share Transactions:
Proceeds from sale of shares	523,656,789	93,405,411
Net asset value of shares issued to shareholders in payment of distributions declared	9,346,572	6,228,294
Cost of shares redeemed	(212,530,175)	(124,426,998)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	320,473,186	(24,793,293)

Change in net assets	323,050,883	(26,875,737)

Net Assets:
Beginning of period	122,096,575	148,972,312

End of period	$445,147,458	$122,096,575

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.30	$9.45	$9.82	$9.95	$9.91
Income From Investment Operations:
Net investment income	0.54	0.63	0.57	0.60	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	0.20	(0.14)	(0.35)	(0.13)	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.74	0.49	0.22	0.47	0.63

Less Distributions:
Distributions from net investment income	(0.53)	(0.64)	(0.59)	(0.60)	(0.59)

Net Asset Value, End of Period	$9.51	$9.30	$9.45	$9.82	$9.95

Total Return[1]	8.18%	5.42%	2.31%	4.81%	6.52%

Ratios to Average Net Assets:

Expenses	1.18%	1.17%	1.10%	1.10%	1.10%

Net investment income	5.25%	6.68%	5.98%	6.02%	5.90%

Expense waiver/reimbursement[2]	0.24%	0.40%	0.37%	0.47%	0.49%

Supplemental Data:

Net assets, end of period (000 omitted)	$432,539	$114,137	$139,452	$101,213	$94,952

Portfolio turnover	24%	30%	29%	93%	62%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.30	$9.45	$9.82	$9.95	$9.91
Income From Investment Operations:
Net investment income	0.51	0.64	0.57	0.61	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.25	(0.14)	(0.34)	(0.13)	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.76	0.50	0.23	0.48	0.64

Less Distributions:
Distributions from net investment income	(0.55)	(0.65)	(0.60)	(0.61)	(0.60)

Net Asset Value, End of Period	$9.51	$9.30	$9.45	$9.82	$9.95

Total Return[1]	8.32%	5.52%	2.42%	4.91%	6.63%

Ratios to Average Net Assets:

Expenses	1.02%	1.07%	1.00%	1.00%	1.00%

Net investment income	5.59%	6.78%	6.00%	6.09%	6.00%

Expense waiver/reimbursement[2]	0.05%	0.15%	0.12%	0.22%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$12,609	$7,960	$9,520	$13,358	$8,807

Portfolio turnover	24%	30%	29%	93%	62%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

United States government securities, listed corporate bonds, (other fixed-income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for book and tax differences. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income
$(32,526)	$32,526

Net investment income, net realized gains/losses and net assets were not affected by these reclassifications.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $17,543,370, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$8,964,278

2003	1,407,407

2004	97,949

2006	261,311

2007	3,092,726

2008	1,717,623

2009	2,002,076

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases Bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had realized losses of $155,252 for futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation
March 2002	40 U.S. Treasury 10 Yr.	Short	$5,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at November 30, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1	05/14/1998	$ 824,863

Bosque Asset Corp.	6/19/1997	155,496

Credit Card Merchant Voucher Receivables Master Trust Series 1996-A	01/09/1997	823,366

Embarcadero Aircraft Securitization Trust 2000-A	5/17/2000	1,000,000

First Franklin Nim Trust 2001-FF2	11/14/2001	3,000,000

First Plus Home Loan Trust 1997-3	09/27/2001	1,715,873

FMAC Loan Receivables Trust 1997-A	06/16/1997	415,238

GE Capital Mortgage Services, Inc. 1994-3	07/10/1997	190,781

Harwood Street Funding	11/30/2001	3,000,000

Litigation Settlement Monetized Fee Trust 2001-1A	02/05/2001	1,650,423

Long Beach Asset Holdings Corp. 2001-3	10/02/2001	3,562,398

Mellon Residential Funding Corp. 1998-TBC1	12/16/1998	508,123

Merit Securities Corp.	05/18/1999	1,970,398

Merrill Lynch Mortgage Investors, Inc. 1998-FF3	05/11/1999	772,900

New Century Finance Trust 1999-1	02/23/1999	364,763

Option One Mortgage Securities Corp. 1999-4	04/11/2001	700,762

Option One Mortgage Securities Corp. 2001-3	08/15/2001	2,438,229

Paragon Auto Receivables Owner Trust 1998-A	05/14/1998	358,650

Paragon Auto Receivables Owner Trust 1998-B	09/09/1998	345,323

Resecuritization Mortgage Trust 1998-1	02/12/1999	627,774

Saxon Asset Securities Trust 1998-1	03/05/1998	1,859,409

SMFC Trust Asset-Backed Certificates, Series 1997-A	02/04/1998	958,260

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	1,000,000,000
Class F	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2001		2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	54,427,939	$517,284,562	9,882,702	$92,460,515
Shares issued to shareholders in payment of distributions declared	953,555	9,039,713	629,714	5,886,433
Shares redeemed	(22,165,569)	(210,332,487)	(12,995,039)	(121,723,989)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,215,925	$315,991,788	(2,482,623)	$(23,377,041)

Year Ended November 30	2001		2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	669,831	$6,372,227	100,943	$944,896
Shares issued to shareholders in payment of distributions declared	32,402	306,859	36,572	341,861
Shares redeemed	(232,098)	(2,197,688)	(288,764)	(2,703,009)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	470,135	$4,481,398	(151,249)	$(1,416,252)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,686,060	$320,473,186	(2,633,872)	$(24,793,293)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund and High Yield Bond Portfolio which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$300,540,320

Sales	$ 43,002,618

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001, were as follows:

Purchases	$45,036,462

Sales	$ 7,644,969

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC.
AND SHAREHOLDERS OF FEDERATED LIMITED TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Fund (the "Fund") (a portfolio of investments of Federated Fixed Income Securities, Inc.) as of November 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Federated Limited Term Fund as of November 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01176-01 (1/02)

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

A Portfolio of Federated Fixed Income Securities, Inc.

8TH ANNUAL REPORT

November 30, 2001

Established 1993

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its eighth Annual Report. This is a short-term municipal fund providing tax-free income1 for investors who desire a high-quality portfolio with a higher yield than a municipal money market fund.2 As of November 30, 2001, the fund's net assets totaled $168 million. The fund's portfolio securities have an average effective maturity of approximately two years and an average "A" credit quality rating.

This report covers the 12-month reporting period from December 1, 2000 through November 30, 2001. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

The fund provides a conservative investment approach for tax-free income.1 Its average maturity is between municipal money market fund instruments and intermediate maturity municipal bonds.2

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

In the MorningstarTM municipal bond category of 1,685 funds, the fund's Class F Shares currently hold an overall five-star rating, and its Class A Shares hold an overall four-star rating.3 The tax-free income yield is attractive to those who do not like to pay taxes on short-term investments.

Due to extreme volatility in the stock market, an economy falling into recession, and improved performance in the bond market, the past 12 months were a good time to be diversified in short-term, high-quality municipal bonds such as those held by the fund. Individual share class total return performance for the 12-month reporting period, including income distributions, follows.4

	Total Return	Income	Net Asset Value Increase
Class A Shares	5.53%	$0.342	$9.56 to $9.74 = 1.88%
Class F Shares	5.80%	$0.366	$9.56 to $9.74 = 1.88%

On November 30, 2001, the fund held 126 municipal securities, which included bonds for hospitals, housing authorities, electric utility revenue, and education projects.

Thank you for choosing Federated Limited Term Municipal Fund to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends is a convenient way to build the value of your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2002

3 Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of November 30, 2001. The ratings are subject to change every month. The Overall Morningstar Rating is a weighted average of the fund's three-, five- and ten-year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. Treasury bill returns. The fund's Class A Shares received 4, 5 and 4 stars and the fund's Class F Shares received 5.5 and 5 stars for the three-, five- and ten-year periods and was rated among 1,635, 1,438, and 476 municipal bond funds, respectively. The top 10% of funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the last 10% receive 1 star. Ratings are for the Class A Shares only; other classes may vary. Morningstar does not guarantee the accuracy of this information. Morningstar is not affiliated with Federated.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and Class F Shares were 4.44% and 4.80%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

With an economy moving into recession and ten interest rate cuts by the Federal Reserve Board (the "Fed") through November 30, 2001, what has been the impact on the short-term municipal bond market?

Short-term municipal interest rates fell significantly over the fund's reporting period, and bond prices rose as our market followed the Fed's actions. Demand for municipal bonds and municipal bond funds over the reporting period were strong in this environment, and net assets of the fund increased significantly 139%. Investors found the fund's income attractive relative to money market funds and direct securities offered in the marketplace. The supply of short-term municipal debt was 17% higher in 2001 than the prior year, but demand was particularly strong for short maturities as investors rushed to take advantage of the drop in short-term municipal interest rates. High-grade two-year municipal bond yields fell from 4.35% to 2.42% over the reporting period, and because of the yield decline, the fund's net asset value appreciated over the reporting period.

How did the fund perform over the 12-month reporting period?

For the fiscal year ended November 30, 2001, investors in the Class A Shares of the fund received a total return of 5.53%, based on net asset value. For the same reporting period, investors in the Class F Shares of the fund received a total return of 5.80%, based on net asset value. These results exceeded the 5.51% return of the Lipper Short-Term Municipal Debt Funds Average.1

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the category indicated. Lipper figures do not take sales charges into account.

What level of income did the fund produce during the 12-month reporting period?

For the fiscal year ended November 30, 2001, the fund's tax-exempt income totaled $0.342 per share for Class A Shares and $0.366 per share for Class F Shares. These income levels corresponded to 12-month tax-exempt distribution rates2 of 3.51% and 3.76% for investors in the fund's Class A and Class F Shares, respectively. When considering the relative price stability of the fund, these distributions are attractive compared to municipal money market fund returns. Of course, unlike money market funds, this fund's net asset value may fluctuate.

Also, as of November 30, 2001, the fund's 30-day SEC yields at offering price were 2.66% for Class A Shares and 2.93% for Class F Shares. These yields are equivalent to taxable rates of 4.40% for Class A Shares and 4.85% for Class F Shares, assuming a top marginal federal income tax rate of 39.60%.3

2 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 12-month distribution rate is a sum of the prior 12 months of dividends divided by the ending offering price.

3 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

How was the fund's portfolio allocated in terms of quality?

At the end of the reporting period, the fund's investment portfolio was invested as follows:

AAA	22.0%
AA	24.0%
A	15.6%
BBB	33.9%
BB	1.4%
Non-Rated	3.1%

With respect to sectors, how were most of the fund's investment portfolio allocated?

Sector	Percentage of Net Assets
Hospitals	16.7%
Bank Enhanced	16.0%
Electric & Gas Utilities	13.3%
General Obligations	13.2%
Insured	10.6%
Corporate Backed	6.9%
Housing	6.8%

What adjustments did you make in quality and sector allocation during the 12-month reporting period?

With economic growth slowing, we continued to emphasize quality and liquidity in many of our purchase/sell decisions. We increased the overall quality of the portfolio by purchasing insured and bank-enhanced issues, and constrained many of our healthcare purchases to AA and A-rated securities. We continued to find good yield value in the electric utility and healthcare markets and increased our exposure to these sectors.

What do you foresee for the U.S. economy and short-term municipal market as we enter 2002?

We expect an economic recovery to occur in 2002, albeit a weaker one that faces more headwinds due to a large capital spending cycle overhang that remains to be digested by businesses and consumers. With inflation very low and economic growth likely to be moderate, the Fed is likely to wait a period before reversing course to commence a tightening cycle. Nonetheless, the bond markets remain very cautious regarding the potential for these events, and interest rates in the two to five year sector of the curve have risen lately. We are likely to shorten the duration4 of the fund over the near-term and remain alert to the possibility that the market could present undue pressure on short-term interest rates in 2002. As always we will watch, with great interest, market developments in order to best serve our municipal clients.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Federated Limited Term Municipal Fund -- Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class A Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2001 compared to the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2001
1 Year	4.44%
5 Years	3.77%
Start of Performance (9/1/1993)	3.75%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB3MB has been adjusted to reflect reinvestment of dividends on securities in the LB3MB.

2 The LB3MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The LB3MB is unmanaged.

3 Total returns quoted reflect all applicable sales charges.

Federated Limited Term Municipal Fund -- Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class F Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2001 compared to the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2001
1 Year	4.80%
5 Years	4.24%
Start of Performance (9/1/1993)	4.12%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $9,900 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) that was in effect until July 17, 1995. As of July 17, 1995, the Fund did not have a sales charge. The Fund currently has a contingent deferred sales charge of 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB3MB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB3MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2001

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS --77.7%[2]
		Alabama--1.0%
$652,021	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		$674,138
1,000,000		Mobile, AL, IDB (1994 Series A), 4.00% TOBs (International Paper Co.), Mandatory Tender 12/1/2001	BBB/Baa2		1,008,250

		TOTAL			1,682,388

		Alaska--0.1%
80,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2002	AAA/NR		80,175
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA/NR		77,044

		TOTAL			157,219

		Arizona--1.2%
2,000,000		Maricopa County, AZ, Pollution Control Corp., Refunding Revenue Bonds (Series 1994B), 3.30% TOBs (Arizona Public Service Co.), Mandatory Tender 11/1/2002	BBB/Baa1		2,001,140

		Arkansas--0.3%
500,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2002	BBB/NR		500,080

		California--0.8%
1,000,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,016,510
335,000		Delta Counties, CA, Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (MBIA INS), 12/1/2008	AAA/Aaa		346,591

		TOTAL			1,363,101

		Colorado--1.9%
245,000		Colorado HFA, SFM Revenue Bond, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		261,667
925,000		Colorado HFA, SFM Program Senior Bonds (Series 1998C-1), 4.70%, 5/1/2020	NR/Aa2		940,605
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Colorado--continued
$1,000,000		Colorado HFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		$1,016,780
215,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.00%, 12/1/2004	BBB+/Baa2		221,026
305,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2005	BBB+/Baa2		316,688
140,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2006	BBB+/Baa2		145,610
200,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	BBB+/Baa2		207,814

		TOTAL			3,110,190

		Florida--1.7%
500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL) 5/15/2005	BBB-/Baa3		502,440
1,680,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (Bacon Raton Community Hospital, Inc.), 12/1/2005	A+/NR		1,755,163
665,000		Pinellas County, FL, HFA, SFM Revenue Bonds, (Series C), 6.45% (GNMA COL), 3/1/2029	NR/Aaa		671,657

		TOTAL			2,929,260

		Georgia--0.6%
1,000,000		Crisp County, GA, Development Authority, Solid Waste Disposal Revenue Bonds (Series A), 4.90% TOBs (International Paper Co.), 9/1/2012	BBB/Baa2		1,003,430

		Hawaii--0.6%
1,025,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+/NR		1,037,720

		Idaho--1.8%
390,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.50% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.55%), 7/15/2002	BBB/NR		392,792
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB/NR		227,815
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Idaho--continued
$750,000		Idaho Health Facilities Authority, Improvement & Refunding Revenue Bonds, 4.30% (Bannock Regional Medical Center)/(Original Issue Yield: 4.40%), 5/1/2002	BBB+/Baa1		$752,003
1,575,000		Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028	NR/Aaa		1,608,044

		TOTAL			2,980,654

		Illinois--4.0%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,759,514
670,000		Chicago, IL, SFM Revenue Bonds (Series 1997B), 5.10% (GNMA COL), 9/1/2007	NR/Aaa		682,542
1,030,000		Chicago, IL, SFM Revenue Bonds, (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR/Aaa		1,061,497
335,000		Illinois Development Finance Authority, Mortgage Refunding Revenue Bonds (Series 1997A), 5.20% (MBIA INS), 7/1/2008	NR/Aaa		349,097
670,000		Illinois Development Finance Authority (Series 1995), Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		666,617
2,000,000		Illinois Health Facilities Authority, Revenue Bonds, 5.25% (Advocate Health Care Network)/(Original Issue Yield: 5.33%), 11/15/2006	AA/A1		2,120,160

		TOTAL			6,639,427

		Indiana--2.6%
1,000,000		Indiana Development Finance Authority, PCR Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Optional Tender 3/1/2006	BBB+/A2		1,004,030
500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 3.50% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2002	BBB/NR		499,820
725,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2002	BBB+/NR		733,664
725,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 5.50% (Community Foundation of Northwest Indiana), 8/1/2005	BBB-/NR		746,997
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Indiana--continued
$1,105,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A/NR		$1,117,210
225,000		Marion County, IN Hospital Authority, Hospital Facility Refunding Revenue Bonds, 6.50% (Methodist Hospital of Indiana)/(Original Issue Yield: 7.374%), 9/1/2008	AAA/Aa3		230,816

		TOTAL			4,332,537

		Kansas--4.4%
1,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power And Light Co.), Optional Tender 8/30/2002	BBB+/A2		1,001,880
2,465,000		Johnson County, KS, Unified School District #233, Refunding GO UT Bonds, 5.00%, 3/1/2005	AAA/Aaa		2,598,184
1,155,000		Kansas Development Finance Authority, Revenue Bonds, 5.50% (Sisters of Charity, Leavenworth)/(MBIA INS), 12/1/2005	AAA/Aaa		1,249,329
1,000,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds, 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	A-/A1		997,890
370,000		Newton, KS, Hospital Refunding Revenue Bonds, (Series 1998), 4.80% (Newton Healthcare Corp.)/ (Original Issue Yield: 4.90%), 11/15/2003	BBB-/NR		373,230
880,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	NR/Aaa		910,826
285,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 5.10% (GNMA COL), 12/1/2014	NR/Aaa		296,505

		TOTAL			7,427,844

		Kentucky--0.5%
875,000		Kentucky EDFA, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA-/Aa3		889,455

		Louisiana--1.8%
1,000,000		Calcasieu Parish, LA, PCR Refunding Bonds (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa3		1,036,910
1,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999B), 4.85% TOBs (Entergy Louisiana, Inc.), 6/1/2030	BBB-/Baa3		1,006,720
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		1,026,290

		TOTAL			3,069,920

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Maryland--0.5%
$850,000		Prince Georges County, MD, IDRB (Series 1993), 4.25% TOBs (International Paper Co.), Optional Tender 1/15/2002	BBB/Baa2		$852,074

		Massachusetts--7.0%
4,000,000		Commonwealth of Massachusetts, GO UT Bonds (Series 1999A), 5.25%, 1/1/2008	AA-/Aa2		4,275,400
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		2,057,560
1,115,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital, Inc.), 7/1/2005	BBB+/NR		1,149,242
1,000,000		Massachusetts IFA, Resource Recovery Refunding Revenue Bonds (Series 1998A), 4.60% (Ogden Haverhill Assoc.), 12/1/2002	BBB/NR		1,015,420
1,000,000		Massachusetts IFA, Resource Recovery Refunding Revenue Bonds (Series 1998A), 4.70% (Ogden Haverhill Assoc.), 12/1/2003	BBB/NR		1,022,960
1,090,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 5-A, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,144,522
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA INS), 7/1/2004	AAA/Aaa		1,050,020

		TOTAL			11,715,124

		Michigan--1.1%
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Edward W. Sparrow Hospital), 11/15/2003	A/A1		258,970
500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Edward W. Sparrow Hospital), 11/15/2004	A/A1		521,255
1,000,000		Michigan Strategic Fund, Exempt Facilities, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		999,950

		TOTAL			1,780,175

		Minnesota--0.8%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BB+/Ba2		1,358,430

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Missouri--1.4%
$1,000,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	A/A3		$1,000,780
450,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.70% (Ozarks Medical Center)/(Original Issue Yield: 4.80%), 11/15/2002	BB+/NR		449,937
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+/NR		439,512
425,000		West Plains, MO, IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+/NR		419,275

		TOTAL			2,309,504

		Montana--2.4%
4,000,000		Forsyth, Rosebud County, MT (Series 1999 A-1), 2.7% (Avista Corp.), 10/1/2032	AAA/Aaa		4,000,000

		Nebraska--0.4%
657,466	[3,4]	Energy America, NE, Gas Supply Revenue Bonds (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		656,513

		Nevada--2.5%
4,000,000		Clark County, NV, School District, GO LT Bonds (Series 2001F), 5.00%, 6/15/2006	AAA/Aaa		4,243,840

		New Hampshire--2.1%
1,500,000		Claremont, NH, 5.25% TANs, 12/28/2001	NR		1,503,270
2,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+/A3		2,038,800

		TOTAL			3,542,070

		New York--3.0%
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,055,450
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,051,000
1,000,000		New York City, NY, UT GO Bonds (Series F), 5.00%, 8/1/2007	A/A2		1,051,000
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	A/A2		1,043,990
860,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, (Series 71), 4.75%, 10/1/2021	NR/Aa1		872,264

		TOTAL			5,073,704

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		North Carolina--2.5%
$1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		$1,021,540
1,500,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa1		1,548,045
1,605,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,615,898

		TOTAL			4,185,483

		North Dakota--1.3%
1,490,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1997C), 4.70%, 1/1/2022	NR/Aa3		1,530,528
635,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1998A), 4.60%, 1/1/2023	NR/Aa3		644,315

		TOTAL			2,174,843

		Ohio--5.6%
315,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	NR		316,351
460,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	NR		462,806
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+/Baa2		3,025,290
480,000		Ohio Enterprise Bond Fund (Series 1995-3), State EDRB, 5.60% (Smith Steelite), 12/1/2003	A-/NR		502,022
920,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.90% (GNMA COL), 9/1/2025	AAA/Aaa		944,306
2,000,000		Ohio State Revenue, Major New State Infrastructure Revenue Bonds, 5.00%, 6/15/2006	AA/Aa3		2,122,780
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), 6/1/2033	BBB-/Baa2		1,000,030
1,000,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds (Series A), 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		997,980

		TOTAL			9,371,565

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS --continued[2]
		Oklahoma--0.6%
$1,000,000		Tulsa County, OK, ISD #1, GO UT Bonds (Series 2001B), 4.00%, 8/1/2006	AAA/Aaa		$1,021,110

		Oregon--0.6%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,051,480

		Pennsylvania--6.0%
850,000		Clarion County, PA, Hospital Authority, Refunding Revenue Bonds, (Series 1997), 5.00% (Clarion County Hospital), 7/1/2002	BBB-/NR		853,307
1,335,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series), 5.00%, 6/1/2008	AAA/Aaa		1,410,387
1,020,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series), 5.25%, 10/15/2006	AA/Aa2		1,101,457
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB/NR		830,672
220,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 5.15% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.30%), 11/1/2002	BBB+/NR		221,896
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/Baa2		2,081,480
315,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2005	BBB/A3		335,047
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,242,744
1,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,067,400
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	NR/Baa2		443,483
415,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds (Series A), 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR		435,841

		TOTAL			10,023,714

		Rhode Island--2.3%
3,885,000		Rhode Island State Student Loan Authority, Student Loan Refunding Revenue Bond, (Series B), 6.75% (Original Issue Yield: 6.80%), 12/1/2001	NR/A		3,885,389

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		South Carolina--0.6%
$1,000,000		South Carolina Job EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 5.75% (Palmetto Health Alliance), 12/15/2001	BBB/Baa2		$1,000,540

		Tennessee--1.3%
585,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.50% (Clarksville Regional Hospital)/(Original Issue Yield: 4.60%), 1/1/2003	BBB/Baa2		588,469
915,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB/Baa2		921,716
730,000		Montgomery County, TN, HEFA Board, Hospital Refunding Revenue Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB/Baa2		733,803

		TOTAL			2,243,988

		Texas--6.8%
2,000,000		Brazos River Authority, TX, Refunding Revenue Bonds (Series A), 4.95% TOBs (Texas Utilities Electric Co.), Mandatory Tender 4/1/2004	BBB/Baa1		2,020,520
1,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2000B), 6.05% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2005	BB/Ba2		921,330
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Chemical Corp.), 11/1/2006	BBB/Baa2		996,890
3,000,000		Matagorda County, TX, Navigation District No. 1, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,995,020
750,000		Sabine River Authority, TX, PCR Refunding Revenue Bonds (Series 2001C), 4.00% TOBs (Texas Utilities Electric Co.), 5/1/2028	BBB/Baa1		749,160
2,000,000		San Antonio, TX, Electric & Gas, Refunding Revenue Bonds, 5.00%, 2/1/2004	AA/Aa1		2,086,120
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series B), 5.50%, 7/15/2007	AAA/Aaa		1,627,590

		TOTAL			11,396,630

		Utah--0.5%
735,000		Intermountain Power Agency, UT, Power Supply Refunding Revenue Bonds (Series B), 6.00% (MBIA INS), 7/1/2006	AAA/Aaa		808,118

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Virginia--1.0%
$1,665,000		Virginia Commonwealth Transportation Board, Revenue Bonds (Series 2001B), 4.50%, 5/15/2007	AA+/Aa1		$1,731,517

		Washington--2.5%
2,035,000		Washington State, Refunding GO UT Bonds (Series R-2000A), 5.00%, 1/1/2005	AA+/Aa1		2,135,956
2,000,000		Washington State, Refunding GO UT Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,136,860

		TOTAL			4,272,816

		Wisconsin--0.7%
1,030,000		Green Bay, WI, Area Public School District, Refunding GO UT Bonds, 5.10%, 4/1/2007	NR/Aa2		1,084,065

		Wyoming--0.9%
1,500,000		Albany County, WY, PCR Bonds, 3.30% TOBs (Union Pacific Railroad Co.), 12/1/2015	BBB-/NR		1,515,525

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $129,805,581)			130,422,582

		SHORT-TERM MUNICIPALS--17.2%[2]
		Connecticut--2.9%
4,900,000		Connecticut State HEFA, (Series V-2) Daily VRDNs (Yale University)	A-1+/VMIG1		4,900,000

		Georgia--3.8%
6,300,000		Macon-Bibb County, GA, Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	A-1+/VMIG1		6,300,000

		Idaho--3.0%
5,000,000		Boise, ID, Industrial Development Corp., Multi-Mode IDRB (Series 1998), Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		5,000,000

		Kentucky--1.4%
2,400,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		2,400,000

		Michigan--1.2%
2,100,000		Michigan State Hospital Finance Authority, (Series 2000E) Weekly VRDNs (Trinity Healthcare Credit Group)	A-1+/VMIG1		2,100,000

		North Carolina--1.4%
2,400,000		Martin County, NC, IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/A3		2,400,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued[2]
		Tennessee--1.8%
$3,000,000		Carter County, TN, IDB, (Series 1983) Monthly VRDNs (Inland Container Corp.)	BBB/NR		$3,000,000

		Texas--1.7%
1,100,000		Harris County, TX, HFDC, (Series 1994) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		1,100,000
1,700,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)	A-1+		1,700,000

		TOTAL			2,800,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			28,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $158,705,581)[5]			$159,322,582

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At November 30, 2001, 26.4% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2001, these securities amounted to $1,330,651, which represents 0.8% of net assets. Included in these amounts, a security which has been deemed liquid amounted to $656,513 which represents 0.4% of net assets.

4 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

5 The cost of investments for federal tax purposes amounts to $158,705,581. The net unrealized appreciation of investments on a federal tax basis amounts to $617,001 which is comprised of $1,076,082 appreciation and $459,081 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($167,868,398) at November 30, 2001.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $158,705,581)		$159,322,582
Income receivable		1,888,002
Receivable for investments sold		465,000
Receivable for shares sold		12,653,874

TOTAL ASSETS		174,329,458

Liabilities:
Payable for investments purchased	$5,119,423
Payable for shares redeemed	979,646
Income distribution payable	110,450
Payable to bank	157,946
Accrued expenses	93,595

TOTAL LIABILITIES		6,461,060

Net assets for 17,234,188 shares outstanding		$167,868,398

Net Assets Consist of:
Paid in capital		$172,587,390
Net unrealized appreciation of investments		617,001
Accumulated net realized loss on investments		(5,415,993)
Undistributed net investment income		80,000

TOTAL NET ASSETS		$167,868,398

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($148,913,678 ÷ 15,288,312 shares outstanding)		$9.74

Offering price per share (100/99.00 of $9.74)[1]		$9.84

Redemption proceeds per share		$9.74

Class F Shares:
Net asset value per share ($18,954,720 ÷ 1,945,876 shares outstanding)		$9.74

Offering price per share		$9.74

Redemption proceeds per share (99.00/100 of $9.74)[1]		$9.64

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:
Interest			$4,827,995

Expenses:
Investment adviser fee		$438,104
Administrative personnel and services fee		155,000
Custodian fees		8,498
Transfer and dividend disbursing agent fees and expenses		44,059
Directors'/Trustees' fees		3,997
Auditing fees		12,692
Legal fees		4,386
Portfolio accounting fees		65,817
Distribution services fee--Class A Shares		232,324
Distribution services fee--Class F Shares		24,895
Shareholder services fee--Class A Shares		232,324
Shareholder services fee--Class F Shares		41,491
Share registration costs		62,771
Printing and postage		26,956
Insurance premiums		1,249
Taxes		8,185
Miscellaneous		2,007

TOTAL EXPENSES		1,364,755

Waivers:
Waiver of investment adviser fee	$(305,795)
Waiver of distribution services fee--Class F Shares	(24,895)

TOTAL WAIVERS		(330,690)

Net expenses			1,034,065

Net investment income			3,793,930

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(162,953)
Net change in unrealized depreciation of investments			1,514,621

Net realized and unrealized gain on investments			1,351,668

Change in net assets resulting from operations			$5,145,598

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,793,930	$3,727,495
Net realized loss on investments	(162,953)	(938,716)
Net change in unrealized appreciation/depreciation of investments	1,514,621	208,823

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,145,598	2,997,602

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,176,694)	(2,992,627)
Class F Shares	(617,236)	(734,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,793,930)	(3,727,495)

Share Transactions:
Proceeds from sale of shares	242,914,294	88,692,114
Net asset value of shares issued to shareholders in payment of distributions declared	2,352,568	2,847,589
Cost of shares redeemed	(148,908,658)	(146,269,715)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,358,204	(54,730,012)

Change in net assets	97,709,872	(55,459,905)

Net Assets:
Beginning of period	70,158,526	125,618,431

End of period (including undistributed net investment income of $80,000 and $80,000, respectively)	$167,868,398	$70,158,526

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.56	$9.60	$9.86	$9.78	$9.76
Income From Investment Operations:
Net investment income	0.34	0.39	0.39	0.40	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.04)	(0.26)	0.08	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.52	0.35	0.13	0.48	0.43

Less Distributions:
Distributions from net investment income	(0.34)	(0.39)	(0.39)	(0.40)	(0.41)

Net Asset Value, End of Period	$9.74	$9.56	$9.60	$9.86	$9.78

Total Return[1]	5.53%	3.75%	1.29%	4.95%	4.45%

Ratios to Average Net Assets:

Expenses	0.98%	0.95%	0.90%	0.90%	0.90%

Net investment income	3.42%	4.12%	3.94%	4.08%	4.17%

Expense waiver/reimbursement[2]	0.28%	0.40%	0.31%	0.50%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$148,914	$54,995	$97,612	$72,174	$52,921

Portfolio turnover	39%	6%	25%	25%	33%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$9.56	$9.60	$9.86	$9.78	$9.76
Income From Investment Operations:
Net investment income	0.37	0.42	0.41	0.42	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.04)	(0.26)	0.08	0.02

TOTAL FROM INVESTMENT OPERATIONS	0.55	0.38	0.15	0.50	0.45

Less Distributions:
Distributions from net investment income	(0.37)	(0.42)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period	$9.74	$9.56	$9.60	$9.86	$9.78

Total Return[1]	5.80%	4.01%	1.54%	5.21%	4.71%

Ratios to Average Net Assets:

Expenses	0.73%	0.70%	0.65%	0.65%	0.65%

Net investment income	3.72%	4.37%	4.18%	4.28%	4.42%

Expense waiver/reimbursement[2]	0.43%	0.55%	0.46%	0.65%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,955	$15,164	$28,006	$28,964	$20,298

Portfolio turnover	39%	6%	25%	25%	33%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing market discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize market discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $5,415,994, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$1,870,398

2003	439,009

2007	2,004,917

2008	938,717

2009	162,953

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2001, the Fund had no realized gain (loss) on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2001, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at November 30, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, 5.60%, 11/05/2004	11/9/1999	$652,021

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2001		2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,222,526	$235,686,563	9,080,348	$86,455,021
Shares issued to shareholders in payment of distributions declared	213,816	2,075,453	257,907	2,457,449
Shares redeemed	(14,902,104)	(144,903,059)	(13,749,878)	(130,928,138)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,534,238	$92,858,957	(4,411,623)	$(42,015,668)

Year Ended November 30	2001		2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	745,379	$7,227,731	233,985	$2,237,093
Shares issued to shareholders in payment of distributions declared	28,569	277,115	40,936	390,140
Shares redeemed	(414,628)	(4,005,599)	(1,604,929)	(15,341,577)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	359,320	$3,499,247	(1,330,008)	$(12,714,344)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,893,558	$96,358,204	(5,741,631)	$(54,730,012)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $201,925,000 and $162,913,922, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$97,579,329

Sales	$34,379,551

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Municipal Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Federated Limited Term Municipal Fund as of November 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00278-02 (1/02)

Federated Investors
World-Class Investment Manager

Federated Strategic Income Fund

Annual Report

November 30, 2001

A Portfolio of Federated Fixed Income Securities, Inc.

Established 1994

Richard B. Fisher

President Federated Strategic Income Fund

Annual Report

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its seventh Annual Report. This $808 million bond fund seeks generous monthly income from three distinct bond markets -- domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds -- across nearly 165 issues.

During the fund's 12-month reporting period ended November 30, 2001, the Federal Reserve Board (the "Fed") cut interest rates ten times in an effort to revive the American economy. Against a backdrop of volatile equity markets, plunging consumer confidence, soaring unemployment, and exacerbated by the September 11 terrorist attacks, the U.S. economy weakened substantially during 2001. While high-quality bonds did well and added value to our portfolio through most of the year, during the last few months of the reporting period, shareholders also benefited from price appreciation in both the high-yield and international bond sectors.

In this report, the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Corp., presents his thoughts on the bond market, the fund's weightings, and outlook for income opportunities for shareholders. Following his discussion are two additional items of shareholder interest. First is a complete listing of the fund's bond selections, and second is the publication of the fund's financial statements.

"This $808 million bond fund seeks generous monthly income from three distinct bond markets."

This income fund holds a combination of hundreds of bonds selected by an investment management team in three key bond market sectors. These bond sectors historically have little correlation with one another, and shareholders are diversified in holdings around the world, including the U.S. markets. The fund's sector allocation as of November 30, 2001 was 40.84% in domestic high-quality bonds, 37.93% in international bonds, and 21.23% in domestic high-yield bonds.

Individual share class total return performance is listed below for the 12-month reporting period of the fund.1

	Total Return	Income	Net Asset Value Change
Class A Shares	8.77%	$0.793	$8.10 to $8.00 = (1.23)%
Class B Shares	7.97%	$0.732	$8.10 to $8.00 = (1.23)%
Class C Shares	7.97%	$0.732	$8.10 to $8.00 = (1.23)%
Class F Shares	8.78%	$0.793	$8.09 to $7.99 = (1.24)%

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F shares were 3.90%, 2.54%, 6.98% and 6.73%, respectively. Current performance information is available at our website www.federatedinv.com or by calling 1-800-341-7400.

International investing involves special risks including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

Thank you for your continued support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a systematic basis is a convenient way to build your account -- and to help your money grow through the benefit of compounding.2

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher

President

January 15, 2002

2 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Joseph M. Balestrino

Senior Vice President

Federated Strategic Income Fund

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Corp.; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Corp.; and international bonds--Robert Kowit, Vice President, Federated Global Investment Management Corp.

Q.

What is your review of the 12-month reporting period?

A. Besides the horrific events of September 11, several factors combined to create the potential for a protracted economic slowdown. Faced with severe overcapacity and dismal profits, U.S. businesses slashed capital spending budgets and accelerated the pace of job layoffs. Overseas, economic growth ground to a virtual halt, setting up the possibility of a full-blown global recession.

During the third quarter of 2001, the worldwide economic environment materially worsened, and reflected a combination of falling equity markets, negative corporate earnings announcements, and generally declining economic indicators. In response to these conditions, high-quality bonds appreciated in price, while economically sensitive higher yielding bond sectors suffered significant price declines. High-yield bonds then rallied somewhat in the fourth quarter of 2001.

All told for the fund's fiscal year, domestic interest rates declined substantially creating a very positive investment environment for high-quality, fixed-income investors, as noted by the 11.16% return for the Lehman Brothers Aggregate Bond Index.1 The lower-quality, higher yielding areas--U.S. high-yield bonds and international emerging market debt securities--delivered positive total returns but to a much lesser degree. The Lehman Brothers High Yield and Emerging Markets Indexes,1 respectively, delivered 7.75% and 4.18% returns over the past 12 months.

Q. In this environment, how did Federated Strategic Income Fund perform?

A.

The fund delivered strong returns for shareholders for the year ended November 30, 2001. Class A Shares posted a total return of 8.77% based on net asset value, and the fund's Class B, Class C and Class F shares had total returns of 7.97%, 7.97%, and 8.78%, respectively, based on net asset value. The fund's returns exceeded the 6.72% return of its peers in the Lipper Multi-Sector Income Funds Average.2

1 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. Lehman Brothers Emerging Markets Index tracks total returns for external currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela. Indexes are unmanaged and are rebalanced monthly by market capitalization. Indexes are unmanaged and investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. Lipper returns do not take sales charges into account.

Q.

What accounted for the fund's strong performance?

A.

The fund's strong absolute and relative performance can largely be attributed to overall bond sector allocation. The fund continued to purchase a portion of the high-quality allocation in U.S. investment grade corporate debt securities, which outperformed U.S. Treasury issues. In addition, the bond maturities concentrated on short to intermediate terms, which took advantage of the numerous Fed interest rate cuts. In the final two months of the reporting year, the fund increased its allocation to both high-yield and emerging markets debt issues, and thus was in a position to benefit as these two sectors advanced in price.

Q. Of course, income is a primary consideration for shareholders. What was the total income paid per share during the 12-month reporting period?

A.

The fund delivered strong income to shareholders. Its 12 monthly income dividends totaled $0.793 per share for Class A Shares, $0.732 per share for Class B Shares, $0.732 per share for Class C Shares and $0.793 per share for Class F Shares.

Q. What adjustments in quality and sector allocation did you make to the fund during the 12-month reporting period?

A.

The fund generally increased exposure, as noted in the previous answer, to both high-yield and emerging market debt issues. With the large amount of monetary (rate cuts) and fiscal (government spending and tax cuts) stimuli added to the U.S. economy in recent months, the U.S. and world economies may be in a position to rebound during 2002. Should this occur, the higher yielding asset classes could potentially outperform domestic high-quality bonds along with providing a higher income flow for shareholders.

Q.

How were the fund's assets allocated among the various bond sectors as of November 30, 2001?

A.

The fund's 165 issues were invested as follows:
Domestic high-quality bonds	40.84%
International bonds	37.93%
Domestic high-yield bonds	21.23%

"With the large amount of monetary (rate cuts) and fiscal (government spending and tax cuts) stimuli added to the U.S. economy in recent months, the U.S. and world economies may be in a position to rebound during 2002."

Q. What were the fund's top ten holdings as of November 30, 2001?

Name/Coupon/Maturity	Percentage of Net Assets
Russian Federation, Government of, 12.75% due 6/24/2028	2.23%
U.S. Treasury Bond, 12.375% due 5/15/2004	1.64%
U.S. Treasury Bond, 11.625% due 11/15/2004	1.60%
Government of Brazil, 12.25% due 3/6/2030	1.54%
Government of Brazil, 8.00% due 4/15/2014	1.49%
Government of Ecuador, 12.00% due 11/15/2012	1.39%
U.S. Treasury Bond, 14.25% due 2/15/2002	1.27%
Russian Federation, Government of, 8.25% due 3/31/2010	1.27%
Government of Brazil, 14.50% due 10/15/2009	1.18%
Russian Federation, Government of, 10.00% due 6/26/2007	1.15%
TOTAL	14.76%

Q.

As we reach the end of 2001, what is your outlook for U.S. and world economies and for the performance of domestic and international bond markets?

A.There are a multitude of factors which can lead to the conclusion of an ending recession and a strengthening economy in 2002. In addition to the many Fed interest rate cuts in 2001, other factors include: income tax cuts, increased government spending, stock market appreciation late in 2001, and energy price declines. As a result, corporations worldwide may be in a position to see higher earnings at some point in 2002 as world economies revive. In this environment, we would expect very favorable performance from the fund's various bond sectors, particularly the corporate bonds and emerging market debt securities.

Federated Strategic Income Fund -- Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class A Shares) (the "Fund") from May 4, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2001
1 Year	3.90%
5 Years	2.75%
Start of Performance (5/4/1994)	5.57%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges.

Federated Strategic Income Fund -- Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class B Shares) (the "Fund") from July 27, 1995 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2001
1 Year	2.54%
5 Years	2.65%
Start of Performance (7/27/1995)	5.11%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Strategic Income Fund -- Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class C Shares) (the "Fund") from May 2, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Returns[4] for the Year Ended 11/30/2001
1 Year	6.98%
5 Years	2.93%
Start of Performance (5/2/1994)	5.42%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Strategic Income Fund -- Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class F Shares) (the "Fund") from May 10, 1994 (start of performance) to November 30, 2001 compared to the Lehman Brothers Government/Credit Total Index (LBGCT)2 and the Lipper Multi-Sector Income Funds Average (LMSIFA).3

Average Annual Total Return[4] for the Year Ended 11/30/2001
1 Year	6.73%
5 Years	3.46%
Start of Performance (5/10/1994)	5.95%

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGCT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

3 The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2001

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--9.3%
		Automotive--0.1%
$775,000		General Motors Corp., MTN, 9.450%, 11/1/2011	$927,791

		Banking--0.6%
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,020,460
2,250,000	[1,2]	Regional Diversified Funding, Sr. Note, 9.250%, 3/15/2030	2,335,876
1,000,000	[1,2]	Swedbank, Sub. Note, 7.500%, 11/29/2049	1,057,207

		TOTAL	4,413,543

		Cable Television--0.6%
2,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	2,831,350
2,000,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,276,640

		TOTAL	5,107,990

		Chemicals & Plastics--0.3%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020	1,028,504
1,250,000	[1,2]	Reliance Industries Ltd., Note, 8.250%, 1/15/2027	1,277,438

		TOTAL	2,305,942

		Consumer Products--0.1%
1,000,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	1,049,480

		Ecological Services & Equipment--0.4%
2,700,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,829,465

		Finance - Automotive--0.2%
1,620,000		General Motors Acceptance Corp., Note, 9.000%, 10/15/2002	1,695,362

		Financial Intermediaries--0.2%
1,500,000		Capital One Financial, Note, 7.125%, 8/1/2008	1,411,275

		Forest Products--0.5%
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	235,000
3,380,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,507,358

		TOTAL	3,742,358

		Healthcare--0.1%
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	546,375

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Insurance--1.3%
$500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	$485,940
1,500,000		CNA Financial Corp., Bond, 6.950%, 1/15/2018	1,119,705
1,000,000		Conseco Finance Corp., Unsecd. Note, 8.796%, 4/1/2027	255,000
2,000,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/1/2002	1,610,000
3,164,000		Delphi Financial Group, Note, 8.000%, 10/1/2003	3,301,792
750,000		Delphi Funding LLC, 9.310%, 3/25/2027	576,323
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	2,054,300
500,000	[1,2]	USF&G Capital, Company Guarantee, 8.312%, 7/1/2046	515,010
500,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	508,395
500,000	[1,2]	Union Central Life Insurance Co., Note, 8.200%, 11/1/2026	509,090

		TOTAL	10,935,555

		Leisure & Entertainment--0.4%
2,850,000		Paramount Communications, Inc., Deb., 8.250%, 8/1/2022	3,026,016

		Metals & Mining--1.1%
1,000,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	1,069,450
1,950,000		Inco Ltd., Note, 9.600%, 6/15/2022	1,997,405
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.500%, 7/15/2005	2,317,505
3,000,000		Placer Dome, Inc., Bond, 8.500%, 12/31/2045	2,659,485
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	1,163,419

		TOTAL	9,207,264

		Oil & Gas--1.1%
1,000,000	[1,2]	EOG Company of Canada, Company Guarantee, 7.000%, 12/1/2011	1,002,650
1,000,000		Enterprise Oil PLC, Sr. Note, 7.000%, 5/1/2018	984,390
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,292,650
650,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	695,240
1,750,000		Sun Co., Inc., Deb., 9.000%, 11/1/2024	2,011,503
2,530,000		Veritas DGC, Inc., Sr. Note, 9.750%, 10/15/2003	2,542,650

		TOTAL	8,529,083

		Printing & Publishing--0.2%
880,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	941,970
1,000,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,028,050

		TOTAL	1,970,020

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Real Estate--0.3%
$2,100,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	$1,925,343
500,000		SUSA Partnership LP, Note, 8.200%, 6/1/2017	498,325

		TOTAL	2,423,668

		Retailers--0.7%
2,000,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	2,082,660
1,100,000		Sears, Roebuck & Co., MTN, 10.000%, 2/3/2012	1,337,446
1,000,000		Shopko Stores, Inc., Sr. Note, 8.500%, 3/15/2002	1,000,000
2,300,000		Shopko Stores, Inc., Sr. Note, 9.250%, 3/15/2022	1,529,500

		TOTAL	5,949,606

		Technology Services--0.2%
1,650,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	1,699,500

		Telecommunications & Cellular--0.5%
1,000,000		LCI International, Inc., Sr. Note, 7.250%, 6/15/2007	1,042,210
1,750,000		MetroNet Communications Corp., Sr. Note, 12.000%, 8/15/2007	1,262,188
625,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	451,563
1,000,000		Qwest Capital Funding, Company Guarantee, 7.750%, 2/15/2031	995,350

		TOTAL	3,751,311

		Utilities--0.4%
1,750,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,791,563
500,000	[1,2]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.750%, 3/1/2009	523,055
550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	506,842
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.500%, 1/15/2096	687,150

		TOTAL	3,508,610

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $79,639,614)	75,030,214

		INTERNATIONAL BONDS--37.9%
		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, 8.750%, 8/15/2008	1,234,851

		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.250%, 11/15/2006	344,928

		TOTAL AUSTRALIAN DOLLAR	1,579,779

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		BRITISH POUND--0.2%
		Sovereign--0.2%
1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.750%, 1/22/2007	$2,016,801

		CANADIAN DOLLAR--0.6%
		Forest Products--0.3%
3,750,000		Avenor, Inc., Deb., 10.850%, 11/30/2014	2,729,156

		Telecommunications & Cellular--0.3%
6,800,000		Microcell Telecommunications, Sr. Disc. Note, 11.125%, 10/15/2007	2,369,526

		TOTAL CANADIAN DOLLAR	5,098,682

		CZECH KORUNA--0.5%
		Sovereign--0.5%
146,000,000		Czech, Government of, Bond, 14.850%, 2/6/2003	4,389,403

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bond, 8.000%, 3/15/2006	720,142

		EURO--5.0%
		Oil & Gas--0.6%
4,750,000	[1,2]	Petroplus Funding BV, Bond, 10.500%, 10/15/2010	4,425,250

		Sovereign--3.8%
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	2,134,467
1,000,000		Austria, Government of, Bond, 6.250%, 7/15/2027	1,007,522
1,200,000		France, Government of, Bond, 8.500%, 4/25/2023	1,531,602
3,476,784		Germany, Government of, Deb., 6.250%, 1/4/2024	3,551,155
2,993,396		Greece, Government of, Bond, 8.600%, 3/26/2008	3,268,513
352,164		Greece, Government of, Floating Rate Note, 8/14/2003	325,185
1,760,821		Greece, Government of, Floating Rate Note, 9/30/2003	1,632,865
352,164		Greece, Government of, Floating Rate Note, 10/23/2003	325,027
1,731,474		Greece, Government of, Floating Rate Note, 11/26/2003	1,589,365
586,940		Greece, Government of, Floating Rate Note, 12/31/2003	544,761
476,308		Ireland, Government of, Deb., 4.000%, 4/18/2010	405,812
2,704,542		Ireland, Government of, Deb., 9.000%, 9/1/2006	2,914,033
335,696		Italy, Government of, 7.750%, 11/1/2006	347,027
Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--continued
		Sovereign--continued
387,342		Italy, Government of, 10.000%, 8/1/2003	$383,518
4,699,749		Italy, Government of, Bond, 10.500%, 9/1/2005	5,150,134
1,420,254		Italy, Government of, Deb., 12.000%, 1/1/2003	1,384,222
1,361,340		Netherlands, Government of, Bond, 7.500%, 4/15/2010	1,450,581
680,670		Netherlands, Government of, Bond, 8.250%, 2/15/2007	719,193
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/1/2006	1,310,695
757,275		Spain, Government of, Foreign Government Guarantee, 8.000%, 5/30/2004	748,764

		TOTAL	30,724,441

		Telecommunications & Cellular--0.6%
2,500,000		Jazztel PLC, Sr. Note, 13.250%, 12/15/2009	1,097,355
3,500,000	[1,2]	Jazztel PLC, Sr. Note (Series XW1), 14.000%, 7/15/2010	1,473,590
2,500,000		PTC International Finance, Company Guarantee, 11.250%, 12/1/2009	2,273,092

		TOTAL	4,844,037

		TOTAL EURO	39,993,728

		HUNGARIAN FORINT--0.8%
		Sovereign--0.6%
580,000,000		Hungary, Government of, Bond, 14.000%, 12/12/2002	2,154,466
250,000,000		Hungary, Government of, Bond (Series 02/J), 9.500%, 1/12/2002	889,051
450,000,000		Hungary, Government of, Bond (Series 03/I), 13.000%, 7/24/2003	1,703,612

		TOTAL	4,747,129

		Supranational--0.2%
400,000,000		European Investment Bank (Series 3), 11.750%, 6/25/2004	1,523,721

		TOTAL HUNGARIAN FORINT	6,270,850

		NEW ZEALAND DOLLAR--0.4%
		Conglomerates--0.1%
840,000		Brierley Investment Ltd., Bond, 9.000%, 3/15/2002	350,524

		Sovereign--0.3%
3,520,000		New Zealand, Government of, Bond, 5.500%, 4/15/2003	1,481,405
2,300,000		New Zealand, Government of, Deb., 8.000%, 11/15/2006	1,039,489

		TOTAL	2,520,894

		TOTAL NEW ZEALAND DOLLAR	2,871,418

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		NORWEGIAN KRONE--0.1%
		Sovereign--0.1%
8,000,000		Norway, Government of, Bond, 9.500%, 10/31/2002	$920,885

		POLISH ZLOTY--1.1%
		Sovereign--1.1%
7,870,000		Poland, Government of, Bond, 12.000%, 2/12/2002	1,929,825
17,750,000		Poland, Government of, Bond, 12.000%, 10/12/2003	4,475,010
4,500,000		Poland, Government of, Bond (Series 0203), 12.000%, 2/12/2003	1,118,984
6,000,000		Poland, Government of, Bond (Series 0602), 12.000%, 6/12/2002	1,476,452

		TOTAL POLISH ZLOTY	9,000,271

		SOUTH AFRICAN RAND--0.6%
		Government Agency--0.2%
11,000,000		Lesotho Highlands Water Authority, Foreign Government Guarantee, 13.000%, 9/15/2010	1,211,602
10,000,000	[1]	Telkom SA Ltd., Foreign Government Guarantee (Series TK01), 10.000%, 3/31/2008	949,489

		TOTAL	2,161,091

		Sovereign--0.4%
10,000,000		South Africa, Government of, Bond, 12.000%, 2/28/2005	1,032,914
2,500,000		South Africa, Government of, Bond, 12.500%, 1/15/2002	243,475
15,000,000		South Africa, Government of (Series 157), 13.500%, 9/15/2015	1,793,447

		TOTAL	3,069,836

		TOTAL SOUTH AFRICAN RAND	5,230,927

		SWEDISH KRONA--0.3%
		Sovereign--0.3%
10,500,000		Sweden, Government of, Bond, 8.000%, 8/15/2007	1,136,278
7,500,000		Sweden, Government of, Deb. (Series 1038), 6.500%, 10/25/2006	754,016
3,000,000		Sweden, Government of (Series 1033), 10.250%, 5/5/2003	304,528

		TOTAL SWEDISH KRONA	2,194,822

		U.S. DOLLAR--28.0%
		Automotive--0.8%
$6,000,000	[1,2]	Kia Motors Corp., Note, 9.375%, 7/11/2006	6,281,100

		Broadcast Radio & TV--0.4%
3,000,000		TV Azteca SA de CV, Sr. Note (Series B), 10.500%, 2/15/2007	2,775,090

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Cable & Wireless Television--1.6%
$9,000,000		Innova S De R.L., Sr. Note, 12.875%, 4/1/2007	$7,873,542
8,000,000		Satelites Mexicanos SA, Sr. Note (Series B), 10.125%, 11/1/2004	4,600,000

		TOTAL	12,473,542

		Consumer Products--0.1%
1,000,000		TM Group Holdings PLC, Sr. Note, 11.000%, 5/15/2008	1,050,000

		Finance--0.6%
5,000,000		Petrobras International Finance, Sr. Note (Series REGS), 9.750%, 7/6/2011	5,012,500

		Financial Intermediaries--0.8%
5,850,000	[1,2]	BBVA Bancomer Capital Trust, Bond, 10.500%, 2/16/2011	6,420,375

		Oil & Gas--1.5%
4,200,000		CIA Petrolifera Marlim, Sec. Bond (Series REGS), 12.250%, 9/26/2008	4,231,500
4,200,000	[1,2]	CIA Petrolifera Marlim, Sec. Bond, 12.250%, 9/26/2008	4,252,500
3,750,000	[1,2]	Pemex Project Funding Master Trust, Note, 8.000%, 11/15/2011	3,709,575

		TOTAL	12,193,575

		Rail Industry--0.6%
5,650,000	[1,2]	MRS Logistica SA, Bond (Series REGS), 10.625%, 8/15/2005	5,036,342

		Retailers--0.9%
7,600,000		Grupo Elektra SA de CV, Sr. Note, 12.000%, 4/1/2008	7,410,000

		Sovereign--18.0%
12,825,000		Brazil, Government of, 8.875%, 4/15/2024	8,031,015
9,400,000		Brazil, Government of, 14.500%, 10/15/2009	9,498,700
15,250,000		Brazil, Government of, Bond, 12.250%, 3/6/2030	12,428,750
16,562,464		Brazil, Government of, C Bond, 8.000%, 4/15/2014	12,034,287
8,900,000		Brazil, Government of, Unsub., 11.000%, 8/17/2040	6,436,925
4,851,000		Bulgaria, Government of, Deb. (Series PDI), 11.000%, 7/28/2011	4,059,074
9,200,000		Colombia, Government of, Bond, 11.750%, 2/25/2020	9,163,200
16,075,000	[1,2]	Ecuador, Government of, Bond (Series REGS), 12.000%, 11/15/2012	11,204,275
8,100,000		Peru, Government of (Series 20 YR), 4.000%, 3/7/2017	5,600,178
7,000,000		Philippines, Government of, 9.875%, 1/15/2019	6,173,300
5,500,000		Philippines, Government of, Note, 10.625%, 3/16/2025	5,013,250
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$15,700,000	[1,2]	Russian Federation, Government of, Unsub. Bond (Series REGS), 5.000%, 3/31/2030	$8,414,415
12,200,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 8.250%, 3/31/2010	10,221,160
9,500,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 10.000%, 6/26/2007	9,251,100
17,150,000		Russian Federation, Government of, Unsub. Bond (Series REGS), 12.750%, 6/24/2028	18,028,938
5,000,000		Turkey, Government of, Note, 11.375%, 11/27/2006	5,025,750
5,600,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	5,179,440

		TOTAL	145,763,757

		Telecommunications & Cellular--2.7%
10,000,000		Alestra SA, Sr. Note, 12.625%, 5/15/2009	6,550,000
5,000,000		Netia Holdings, Company Guarantee, 10.250%, 11/1/2007	825,000
8,600,000		Netia Holdings BV (Series B), 11.250%, 11/1/2007	1,376,000
6,300,000		Nuevo Grupo Iusacell SA de CV (Series REGS), 14.250%, 12/1/2006	6,583,500
6,500,000		Partner Communications, Sr. Sub. Note, 13.000%, 8/15/2010	6,402,500

		TOTAL	21,737,000

		TOTAL U.S. DOLLAR	226,153,281

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $333,077,254)	306,440,989

		ASSET-BACKED SECURITIES--0.8%
		Financial Intermediaries--0.3%
2,000,000	[1,2]	Green Tree Financial Corp., Sub. Bond (Series 1993-4, Class B2), 8.550%, 1/15/2019	1,950,430

		Structured Product--0.5%
2,300,514	[1,2]	125 Home Loan Owner Trust (Series 1998-1A, Class B1), 9.260%, 2/15/2029	2,388,945
779,573	[1,2]	New Century Home Equity Loan Trust (Series 1997-NC5, Class M2), 7.240%, 10/25/2028	807,452
812,815	[1]	Option One Mortgage Securities Corp. (Series 2001-3, Class CTFS), 9.660%, 9/26/2031	811,799
367,850	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A4), 7.719%, 1/20/2035	290,255

		TOTAL	4,298,451

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,241,814)	6,248,881

Principal Amount or Shares			Value in U.S. Dollars
		U.S. GOVERNMENT AGENCIES--0.1%
		Long-Term Government Obligations--0.1%
$432,456		Government National Mortgage Association, 11.000%, 9/15/2015 (IDENTIFIED COST $485,973)	$487,729

		U.S. TREASURY OBLIGATIONS--7.2%
		U.S. Treasury Bonds--7.2%
6,500,000		United States Treasury Bond, 10.750%, 2/15/2003	7,159,490
5,500,000		United States Treasury Bond, 10.750%, 8/15/2005	6,814,610
10,550,000		United States Treasury Bond, 11.625%, 11/15/2004	12,959,515
6,800,000		United States Treasury Bond, 11.875%, 11/15/2003	7,964,364
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	13,277,579
10,000,000		United States Treasury Bond, 14.250%, 2/15/2002	10,253,100

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $64,326,013)	58,428,658

		MUNICIPALS--0.4%
		Municipal Services--0.3%
750,000		Atlanta & Fulton County, GA, Recreation Authority (Downtown Arena Project), Taxable Revenue Bonds (Series 1997), 7.000%, 12/1/2028	786,202
250,000		McKeesport, PA, Taxable GO UT (Series B), 1997, 7.300%, 3/1/2020	259,718
1,000,000		Minneapolis/St. Paul, MN, Airport Commission (Minneapolis/St. Paul, MN), GO UT Taxable Revenue Bonds (Series 9), 8.950%, 1/1/2022	1,049,170

		TOTAL	2,095,090

		Real Estate--0.1%
900,000		North Central, TX, Housing Finance Corp. (Tiffany Square Apartments), Housing Revenue Bonds (Series 1999-B), 9.100%, 12/1/2014	1,003,698

		TOTAL MUNICIPALS (IDENTIFIED COST $2,994,755)	3,098,788

		MUTUAL FUNDS--42.2%
1,764,728		Federated Mortgage Core Portfolio	17,876,692
48,849,927		High Yield Bond Portfolio	322,409,517
426,085		Prime Value Obligations Fund, Class IS	426,085

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $474,876,659)	340,712,294

		PREFERRED STOCKS--0.7%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd., 5.67%	1,740,000

		Real Estate--0.3%
2,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock (Series A), 8.625%	1,741,876
9,900		Prologis Trust, Cumulative Pfd. (Series C), 4.27%	494,381

		TOTAL	2,236,257

Shares			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Telecommunications & Cellular--0.2%
63,800		TCI Communications, Pfd., 2.500%	$1,620,520

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,857,461)	5,596,777

		WARRANTS--0.0%
		EURO--0.0%
		Telecommunications & Cellular--0.0%
3,500	[1,2,3]	Jazztel PLC, Warrants, 7/15/2010	4,703

		U.S. DOLLAR--0.0%
		Insurance--0.0%
2,013	[3]	Arcadia Financial Ltd., Warrants, 3/15/2007	20

		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants, 11/15/2020	2

		TOTAL WARRANTS	4,725

		TOTAL INVESTMENTS (IDENTIFIED COST $967,499,543)[4]	$796,049,055

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2001, these securities amounted to $72,235,122 which represents 8.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $70,183,579 which represents 8.7% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $968,611,871. The net unrealized depreciation of investments on a federal tax basis amounts to $172,562,816 which is comprised of $10,311,858 appreciation and $182,874,674 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($807,890,265) at November 30, 2001.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
INS	--Insured
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
SA	--Support Agreement
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $967,499,543)		$796,049,055
Cash		5,912
Cash denominated in foreign currencies (identified cost $230,284)		231,957
Income receivable		12,514,129
Receivable for investments sold		12,456,483
Receivable for shares sold		1,414,329

TOTAL ASSETS		822,671,865

Liabilities:
Payable for investments purchased	$9,508,679
Payable for shares redeemed	1,491,228
Income distribution payable	2,967,704
Accrued expenses	813,989

TOTAL LIABILITIES		14,781,600

Net assets for 101,001,503 shares outstanding		$807,890,265

Net Assets Consist of:
Paid in capital		$1,027,864,402
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(171,435,809)
Accumulated net realized loss on investments and foreign currency transactions		(40,571,814)
Distributions in excess of net investment income		(7,966,514)

TOTAL NET ASSETS		$807,890,265

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($138,294,673 ÷ 17,285,288 shares outstanding)		$8.00

Offering price per share (100/95.50 of $8.00)[1]		$8.38

Redemption proceeds per share		$8.00

Class B Shares:
Net asset value per share ($592,564,504 ÷ 74,083,985 shares outstanding)		$8.00

Offering price per share		$8.00

Redemption proceeds per share (94.50/100 of $8.00)[2]		$7.56

Class C Shares:
Net asset value per share ($52,146,046 ÷ 6,517,336 shares outstanding)		$8.00

Offering price per share		$8.00

Redemption proceeds per share (99.00/100 of $8.00)[2]		$7.92

Class F Shares:
Net asset value per share ($24,885,042 ÷ 3,114,894 shares outstanding)		$7.99

Offering price per share (100/99.00 of $7.99)[1]		$8.07

Redemption proceeds per share (99.00/100 of $7.99)[2]		$7.91

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:
Dividends			$38,741,299
Interest (net of foreign taxes withheld of $957)			51,844,106

TOTAL INCOME			90,585,405

Expenses:
Investment adviser fee		$6,903,805
Administrative personnel and services fee		611,530
Custodian fees		164,996
Transfer and dividend disbursing agent fees and expenses		792,328
Directors'/Trustees' fees		7,126
Auditing fees		18,417
Legal fees		12,772
Portfolio accounting fees		150,337
Distribution services fee--Class B Shares		4,513,145
Distribution services fee--Class C Shares		403,909
Distribution services fee--Class F Shares		132,989
Shareholder services fee--Class A Shares		325,018
Shareholder services fee--Class B Shares		1,504,382
Shareholder services fee--Class C Shares		134,636
Shareholder services fee--Class F Shares		66,495
Share registration costs		76,723
Printing and postage		110,007
Insurance premiums		2,549
Taxes		136,269
Miscellaneous		7,881

TOTAL EXPENSES		16,075,314

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,095,291)
Waiver of distribution services fee--Class F Shares	(132,989)
Reimbursement of investment adviser fee	(408)

TOTAL WAIVERS AND REIMBURSEMENT		(1,228,688)

Net expenses			14,846,626

Net investment income			75,738,779

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on investments and foreign currency transactions			(18,431,116)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency			5,098,581

Net realized and unrealized loss on investments and foreign currency transactions			(13,332,535)

Change in net assets resulting from operations			$62,406,244

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$75,738,779	$79,498,712
Net realized loss on investments and foreign currency transactions	(18,431,116)	(16,342,669)
Net realized gain on capital gain distributions from investments in other investment companies	--	655,600
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	5,098,581	(95,790,184)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,406,244	(31,978,541)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,139,585)	(12,878,446)
Class B Shares	(51,708,278)	(55,691,998)
Class C Shares	(4,617,581)	(5,100,297)
Class F Shares	(2,477,516)	(2,880,749)
Distributions From Paid In Capital
Class A Shares	(422,298)	--
Class B Shares	(1,806,875)	--
Class C Shares	(161,132)	--
Class F Shares	(85,502)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,418,767)	(76,551,490)

Share Transactions:
Proceeds from sale of shares	205,620,573	174,345,229
Net asset value of shares issued to shareholders in payment of distributions declared	37,249,196	39,251,981
Cost of shares redeemed	(212,697,861)	(302,775,007)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,171,908	(89,177,797)

Change in net assets	19,159,385	(197,707,828)

Net Assets:
Beginning of period	788,730,880	986,438,708

End of period	$807,890,265	$788,730,880

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.81	0.84	0.87	0.83	0.87 [1]
Net realized and unrealized loss on investments and foreign currency transactions	(0.12)	(1.12)	(0.65)	(0.54)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.69	(0.28)	0.22	0.29	0.84

Less Distributions:
Distributions from net investment income	(0.76)	(0.81)	(0.82)	(0.81)	(0.87)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--
Distributions from paid in capital[3]	(0.03)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.79)	(0.81)	(0.82)	(0.91)	(0.90)

Net Asset Value, End of Period	$8.00	$8.10	$9.19	$ 9.79	$10.41

Total Return[4]	8.77%	(3.37)%	2.30%	2.94%	8.33%

Ratios to Average Net Assets:

Expenses	1.23%	1.19%	1.16%	1.13%	1.10%

Net investment income	9.93%	9.44%	8.93%	8.12%	8.40%

Expense waiver/reimbursement[5]	0.13%	0.19%	0.21%	0.24%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$138,295	$127,397	$148,365	$141,065	$58,270

Portfolio turnover	58%	60%	51%	93%	40%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.40	$10.47
Income From Investment Operations:
Net investment income	0.76	0.77	0.80	0.75	0.79 [1]
Net realized and unrealized loss on investments and foreign currency transactions	(0.13)	(1.12)	(0.65)	(0.53)	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.63	(0.35)	0.15	0.22	0.75

Less Distributions:
Distributions from net investment income	(0.71)	(0.74)	(0.75)	(0.73)	(0.79)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--
Distributions from paid in capital[3]	(0.02)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.73)	(0.74)	(0.75)	(0.83)	(0.82)

Net Asset Value, End of Period	$8.00	$8.10	$9.19	$ 9.79	$10.40

Total Return[4]	7.97%	(4.10)%	1.54%	2.17%	7.53%

Ratios to Average Net Assets:

Expenses	1.98%	1.94%	1.91%	1.88%	1.85%

Net investment income	9.18%	8.70%	8.18%	7.37%	7.67%

Expense waiver/reimbursement[5]	0.13%	0.19%	0.21%	0.24%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$592,565	$581,077	$733,507	$689,687	$304,746

Portfolio turnover	58%	60%	51%	93%	40%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.10	$9.19	$9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.76	0.77	0.80	0.75	0.79 [1]
Net realized and unrealized loss on investments and foreign currency transactions	(0.13)	(1.12)	(0.65)	(0.54)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.63	(0.35)	0.15	0.21	0.76

Less Distributions:
Distributions from net investment income	(0.71)	(0.74)	(0.75)	(0.73)	(0.79)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--
Distributions from paid in capital[3]	(0.02)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.73)	(0.74)	(0.75)	(0.83)	(0.82)

Net Asset Value, End of Period	$8.00	$8.10	$9.19	$ 9.79	$10.41

Total Return[4]	7.97%	(4.10)%	1.54%	2.18%	7.53%

Ratios to Average Net Assets:

Expenses	1.98%	1.94%	1.91%	1.88%	1.86%

Net investment income	9.18%	8.66%	8.18%	7.37%	7.69%

Expense waiver/reimbursement[5]	0.13%	0.19%	0.21%	0.24%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$52,146	$52,697	$70,531	$73,509	$29,267

Portfolio turnover	58%	60%	51%	93%	40%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.09	$9.18	$9.79	$10.41	$10.47
Income From Investment Operations:
Net investment income	0.82	0.84	0.87	0.82	0.87 [1]
Net realized and unrealized loss on investments and foreign currency transactions	(0.13)	(1.12)	(0.66)	(0.53)	(0.03)

TOTAL FROM INVESTMENT OPERATIONS	0.69	(0.28)	0.21	0.29	0.84

Less Distributions:
Distributions from net investment income	(0.76)	(0.81)	(0.82)	(0.81)	(0.87)
Distributions in excess of net investment income[2]	--	--	--	(0.07)	--
Distributions from paid in capital[3]	(0.03)	--	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.03)	(0.03)

TOTAL DISTRIBUTIONS	(0.79)	(0.81)	(0.82)	(0.91)	(0.90)

Net Asset Value, End of Period	$7.99	$8.09	$9.18	$ 9.79	$10.41

Total Return[4]	8.78%	(3.38)%	2.20%	2.94%	8.33%

Ratios to Average Net Assets:

Expenses	1.23%	1.19%	1.16%	1.13%	1.10%

Net investment income	9.93%	9.42%	8.92%	8.12%	8.38%

Expense waiver/reimbursement[5]	0.63%	0.69%	0.71%	0.74%	0.86%

Supplemental Data:

Net assets, end of period (000 omitted)	$24,885	$27,560	$34,034	$35,941	$29,762

Portfolio turnover	58%	60%	51%	93%	40%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purpose.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the expiration of capital loss carryforward and differing treatment for foreign currency transactions. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid In Capital	Accumulated Net Realized Gain/Loss	Distributions in Excess of Net Investment Income
$1,404,191	$1,888,582	$(3,292,773)

Paid in capital was reduced by $2,475,807, due to a tax return of capital.

Net investment income, net realized gains/losses and net assets were not affected by these reclassifications.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $39,689,257 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 16,617,166

2008	7,257,665

2009	15,814,426

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

For the year ended November 30, 2001, the Fund had no outstanding foreign currency exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the year ended November 30, 2001, the Fund had no outstanding dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at November 30, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates	4/7/1998	$ 336,468

Telkom SA Ltd.	6/10/1998	1,485,936

Option One Mortgage Securities Corp.	8/15/2001	812,743

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	2,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	5,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2001		2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,975,190	$65,651,783	7,016,789	$61,793,563
Shares issued to shareholders in payment of distributions declared	991,947	8,120,396	942,898	8,281,662
Shares redeemed	(7,409,040)	(61,201,056)	(8,378,816)	(73,650,189)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,558,097	$12,571,123	(419,129)	$(3,574,964)

Year Ended November 30	2001		2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	13,762,113	$113,695,007	10,984,136	$97,325,036
Shares issued to shareholders in payment of distributions declared	3,056,614	25,025,118	3,028,526	26,636,803
Shares redeemed	(14,492,510)	(118,865,476)	(22,101,216)	(196,326,324)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,326,217	$19,854,649	(8,088,554)	$(72,364,485)

Year Ended November 30	2001		2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,071,619	$25,184,070	1,327,681	$11,798,587
Shares issued to shareholders in payment of distributions declared	376,293	3,096,120	361,502	3,177,848
Shares redeemed	(3,439,354)	(28,127,142)	(2,859,228)	(25,538,506)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	8,558	$153,048	(1,170,045)	$(10,562,071)

Year Ended November 30	2001		2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	131,594	$1,089,713	385,793	$3,428,043
Shares issued to shareholders in payment of distributions declared	125,181	1,007,562	131,509	1,155,668
Shares redeemed	(547,086)	(4,504,187)	(818,361)	(7,259,988)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(290,311)	$(2,406,912)	(301,059)	$(2,676,277)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,602,561	$30,171,908	(9,978,787)	$(89,177,797)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order, issued by the SEC the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

The FSC may voluntarily choose to waive any portion of its fee. The FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $107,782,480 and $110,356,752, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$481,868,642

Sales	$452,093,798

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001 were as follows:

Purchases	$3,514,688

Sales	$4,899,375

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund did not designate any long-term capital gains dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Strategic Income Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Strategic Income Fund as of November 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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